LONG-TERM INVESTMENTS - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Oct. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values			¥ 4,000
Impairment of long-term investments			(524)	¥ (524)
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment		¥ 12,000
Equity investment , cost method percentage		2.86%
Impairment of equity investments without readily determinable fair values			0	0	¥ 0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values			4,000	0	0
Impairment of equity investments without readily determinable fair values			0	0	13,000
A company providing Internet product solutions
Schedule of Investments and Cost Method Investments [Line Items]
Equity investment percentage	20.00%
Impairment of equity investments without readily determinable fair values			¥ 0	¥ 0	¥ 0
Payment to acquire investment	¥ 14,000